Financial Instruments - Carrying Amounts and Estimated Fair Values of Company's Long-Term Debt and Foreign Currency Forward Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Senior Notes, Carrying Amount	$ 2,941	$ 2,940
CODES, Carrying Amount	689	689
Senior Notes, Estimated Fair Value	3,121	3,301
CODES, Estimated Fair Value	830	697
Estimated Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Foreign currency forward contracts	1	5
Carrying Amount [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Foreign currency forward contracts	$ 1	$ 5